Annual Total Returns - Fidelity Freedom Index 2030 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2030 Fund - Institutional Premium Class
May 28, 2022
Bar Chart Table:
Annual Return 2016	8.70%
Annual Return 2017	18.03%
Annual Return 2018	(5.43%)
Annual Return 2019	22.18%
Annual Return 2020	14.36%
Annual Return 2021	10.94%